LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES
11.	LEASES

The Group’s operating leases mainly related to office space and buildings, and its finance leases are related to electronic equipment, and data center machinery and equipment. Certain finance leases include a bargain purchase option, contain variable lease payments based on the actual usage of the machinery and equipment, and have no fixed or in-substance fixed lease payments for the first two years of the lease term. Certain operating leases include rental free periods and rental escalation clause, which are factored into the Group’s determination of lease payments when appropriate.

11.	LEASES (Continued)

The components of lease costs were as follows:

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating lease costs	52,648	72,244	53,172	7,489
Short-term lease costs	11,317	15,493	46,220	6,510
Finance lease costs:
Depreciation of finance lease assets	—	9,204	22,361	3,149
Interest on finance lease liabilities	—	5,491	15,563	2,192
Variable lease payments	—	7,237	23,054	3,248
Total finance lease costs	—	21,932	60,978	8,589

Other information related to leases where the Group is the lessee is as follows:

	As at December 31
	2021		2022		2023
Weighted-average remaining lease term:
Operating leases	8.3	years	7.7	years	9.5	years
Finance leases	—		9.3	years	7.8	years

Weighted-average discount rate:
Operating leases	6.18%		5.88%		5.88%
Finance leases	—		5.90%		5.84%

Cash paid for amounts included in the measurement of lease liabilities:

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cash payments for operating leases	35,214	47,385	53,086	7,477
Cash payments for finance leases	—	—	13,308	1,874

11.	LEASES (Continued)

Lease assets obtained in exchange for lease obligations:

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating leases	6,915	47,288	11,016	1,552
Finance leases	—	175,324	169,350	23,852

The undiscounted future minimum payments under the Group’s operating and finance lease liabilities and reconciliation to the operating and finance lease liabilities recognized on the consolidated balance sheet as of December 31, 2023 were as below:

	Operating lease		Finance lease
	RMB	US$	RMB	US$
2024	79,605	11,212	42,971	6,052
2025	28,128	3,962	65,674	9,250
2026	13,278	1,870	64,889	9,139
2027	10,118	1,425	51,372	7,236
2028 and thereafter	52,414	7,382	222,612	31,354
Total future lease payments	183,543	25,851	447,518	63,031
Less: imputed interest	(26,537)	(3,737)	(92,950)	(13,091)
Total lease liability balance	157,006	22,114	354,568	49,940